Schedule of Effective Income Tax Rate Reconciliation (Details)	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Abstract]
Expected federal tax rate	21.00%	21.00%	21.00%	21.00%
Change in valuation allowance			(21.00%)	(21.00%)
Effective tax rate			0.00%	0.00%